NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of net operating revenue [line items]
Other revenues		R$ 1,101,817	R$ 925,455	R$ 710,311
Gross operating and other revenue		41,037,556	41,005,900	31,111,510
(-) Deductions from Operating Revenue
(-) ICMS		(1,103,091)	(1,124,432)	(995,304)
(-) Pis and Cofins		(3,527,175)	(3,325,144)	(2,977,095)
(-) Sector charges		(2,322,369)	(1,919,554)	(1,728,968)
(-) Other deductions (including ISS)		(10,688)	(9,936)	(9,207)
Total deduction from operating revenue		(6,963,323)	(6,379,066)	(5,710,574)
Net operating revenue		34,074,233	34,626,834	25,400,936
Percentage of revenue fees	10.00%
Percentage of independent energy production	20.00%
Period of independent energy production	5 years
Increase in supply revenue from consolidation of MESA by subsidiary Furnas		2,442,856
Generation
Disclosure of disaggregation of net operating revenue [line items]
Power supply for distribution companies		14,104,623	11,836,975	10,762,106
Power supply for end consumers		3,925,510	3,334,527	2,661,499
CCEE		1,159,158	3,090,100	1,380,535
Revenue from operation and maintenance		4,676,630	4,220,474	3,982,409
Construction revenue		7,324	82,205	37,800
Financial effects of Itaipu		287,610	65,831	(13,565)
Total gross revenue		24,160,855	22,630,112	18,810,784
Transmission
Disclosure of disaggregation of net operating revenue [line items]
Revenue from operation and maintenance		6,379,321	5,967,866	4,785,999
Construction revenue		1,494,307	1,535,840	778,202
Contractual financial income (c)		7,901,256	9,946,627	6,026,214
Total gross revenue		15,774,884	R$ 17,450,333	R$ 11,590,415
(-) Deductions from Operating Revenue
Net operating revenue		R$ 14,001,392